DIVIDENDS	12 Months Ended
Dec. 31, 2017
Statement of Stockholders' Equity [Abstract]
DIVIDENDS
19.	DIVIDENDS

On February 25, 2014, the Company’s Board of Directors adopted a dividend policy (the “2014 Dividend Policy”), pursuant to which the Company intended, subject to its capacity to pay from accumulated and future earnings, cash availability and future commitments, to provide its shareholders with quarterly dividends of approximately 30% of the Company’s consolidated net income attributable to Melco Resorts & Entertainment Limited for the relevant quarter, effective from the first quarter of 2014. The 2014 Dividend Policy also allowed the Company to declare special dividends from time to time in addition to the quarterly dividends. On January 12, 2017, the Company’s Board of Directors amended the 2014 Dividend Policy to one targeting a quarterly cash dividend payment of $0.03 per ordinary share of the Company, subject to the Company’s capacity to pay from accumulated and future earnings, cash availability and future commitments (the “2017 Dividend Policy”), effective from the fourth quarter of 2016. On February 8, 2018, the Company’s Board of Directors amended the 2017 Dividend Policy to one targeting a quarterly cash dividend payment of $0.045 per ordinary share of the Company, subject to the Company’s capacity to pay from accumulated and future earnings, cash availability and future commitments (the “2018 Dividend Policy”), effective from the fourth quarter of 2017.

On February 10, 2017, the Company paid a special dividend of $0.4404 per share and recorded $645,230 as a distribution against retained earnings.

On March 15, 2017, May 31, 2017, August 23, 2017 and November 30, 2017, the Company paid quarterly dividends of $0.03, $0.03, $0.03 and $0.03 per share, respectively, and recorded $88,063 and $88,035 as distributions against additional paid-in capital and retained earnings, respectively.

The total amount of special and quarterly dividends of $821,328 were paid during the year ended December 31, 2017.

On March 16, 2016, the Company paid a special dividend of $0.2146 per share and recorded $108,639 and $238,586 as a distribution against additional paid-in capital and retained earnings, respectively.

On May 31, 2016, August 31, 2016 and November 30, 2016, the Company paid quarterly dividends of $0.0073, $0.0063 and $0.0126 per share, respectively, and recorded $38,344 as distributions against retained earnings.

The total amount of special and quarterly dividends of $385,569 were paid during the year ended December 31, 2016.

On March 16, 2015, June 5, 2015, September 4, 2015 and December 4, 2015, the Company paid quarterly dividends of $0.0171, $0.0112, $0.0045 and $0.0061 per share, respectively. During the year ended December 31, 2015, the Company recorded $62,850 as distributions against retained earnings.

On February 8, 2018, a quarterly dividend of $0.045 per share has been declared by the Board of Directors of the Company under the 2018 Dividend Policy and was paid to the shareholders of record as of February 20, 2018.